GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.93%
$ 121,423	Ajax Mortgage Loan Trust(a)(b) Series 2017-B Class A 3.16%, 09/25/2056	$ 121,637
362,974	ALM XII Ltd(a)(c) Series 2015-12A Class A1R2 3.21%, 04/16/2027 3-mo. LIBOR + 0.89%	362,917
250,000	ALM XVI Ltd / ALM XVI LLC(a)(c) Series 2015-16A Class AAR2 3.20%, 07/15/2027 3-mo. LIBOR + 0.90%	250,060
155,000	Americredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	155,137
454,000	AMMC XIV Ltd(a)(c) Series 2014-14A Class A1LR 3.53%, 07/25/2029 3-mo. LIBOR + 1.25%	454,210
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR 3.26%, 07/28/2028 3-mo. LIBOR + 1.00%	423,741
500,000	Atrium IX(a)(c) Series 2009A Class AR 3.38%, 05/28/2030 3-mo. LIBOR + 1.24%	500,395
77,731	Avery Point III Ltd(a)(c) Series 2013-3A Class AR 3.42%, 01/18/2025 3-mo. LIBOR + 1.12%	77,765
250,000	Bain Capital Credit(a)(c) Series 2017-1A Class A1 3.53%, 07/20/2030 3-mo. LIBOR + 1.25%	250,087
152,133	Bayview Koitere Fund Trust(a)(b) Series 2017-RT4 Class A 3.50%, 07/28/2057	154,983
237,610	Bayview Mortgage Fund IVc Trust(a)(b) Series 2017-RT3 Class A 3.50%, 01/28/2058	241,462
	Bayview Opportunity Master Fund IV Trust(a)(b)
	Series 2016-SPL2 Class A
109,568	4.00%, 06/28/2053	111,809
	Series 2017-RT1 Class A1
228,670	3.00%, 03/28/2057	230,929
	Series 2017-RT5 Class A
252,432	3.50%, 05/28/2069	256,916
	Series 2017-RT6 Class A
145,222	3.50%, 10/28/2057	148,060
	Series 2017-SPL3 Class A
60,881	4.00%, 11/28/2053	62,591
	Series 2017-SPL4 Class A
118,322	3.50%, 01/28/2055	120,232
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2017-SPL5 Class A
$ 75,552	3.50%, 06/28/2057	$ 76,832
250,000	Bristol Park Ltd(a)(c) Series 2016-1A Class A 3.72%, 04/15/2029 3-mo. LIBOR + 1.42%	250,406
428,000	CIFC Funding Ltd(a)(c) Series 2012-2RA Class A1 3.08%, 01/20/2028 3-mo. LIBOR + 0.80%	426,593
9,201	CIG Auto Receivables Trust(a) Series 2017-1A Class A 2.71%, 05/15/2023	9,210
11,361	CLUB Credit Trust(a) Series 2017-P2 Class A 2.61%, 01/15/2024	11,365
20,808	Credit Suisse Trust(a) Series 2018-LD1 Class A 3.42%, 07/25/2024	20,818
192,562	Domino's Pizza Master Issuer LLC(a) Series 2018-1A Class A2I 4.12%, 07/25/2048	199,903
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	134,684
435,320	Galaxy XXIX Ltd(a)(c) Series 2018-29A Class A 2.95%, 11/15/2026 3-mo. LIBOR + 0.79%	435,178
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	225,876
100,000	Lendmark Funding Trust(a) Series 2017-2A Class A 2.80%, 05/20/2026	99,962
	Marlette Funding Trust(a)
	Series 2018-2A Class A
28,180	3.06%, 07/17/2028	28,206
	Series 2019-3A Class A
346,670	2.69%, 09/17/2029	347,516
	Mill City Mortgage Loan Trust(a)(b)
	Series 2017-3 Class A1
257,935	2.75%, 01/25/2061	258,922
	Series 2018-1 Class A1
326,461	3.25%, 05/25/2062	332,965
	Series 2018-2 Class A1
253,946	3.50%, 05/25/2058	258,461
	Series 2018-3 Class A1
178,373	3.50%, 08/25/2058	183,248
	Nationstar HECM Loan Trust(a)(b)
	Series 2018-1A Class A
17,317	2.76%, 02/25/2028	17,284
	Series 2018-SB51 Class A5H
29,238	3.19%, 07/25/2028	29,317

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-1A Class A
$ 78,071	2.65%, 06/25/2029	$ 78,193
	New Residential Mortgage LLC(a)
	Series 2018-FNT1 Class A
215,365	3.61%, 05/25/2023	218,207
	Series 2018-GS10 Class A1
234,717	3.79%, 07/25/2054	238,637
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A 3.46%, 06/20/2029 3-mo. LIBOR + 1.30%	254,383
	NRZ Excess Spread-Collateralized Notes(a)
	Series 2018-PLS1 Class A
249,695	3.19%, 01/25/2023	250,911
	Series 2018-PLS2 Class A
66,463	3.27%, 02/25/2023	66,928
260,371	OCP Ltd(a)(c) Series 2015-8A Class A1R 3.15%, 04/17/2027 3-mo. LIBOR + 0.85%	260,373
	OneMain Financial Issuance Trust(a)
	Series 2017-1A Class A1
208,000	2.37%, 09/14/2032	207,840
	Series 2018-1A Class A
228,000	3.30%, 03/14/2029	232,015
	Regional Management Issuance Trust(a)
	Series 2018-1 Class A
190,000	3.83%, 07/15/2027	191,113
	Series 2018-2 Class A
320,000	4.56%, 01/18/2028	327,282
210,000	Santander Drive Auto Receivables Trust Series 2019-3 Class D 2.68%, 10/15/2025	210,855
13,732	Skopos Auto Receivables Trust(a) Series 2018-1A Class A 3.19%, 09/15/2021	13,740
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
66,534	2.77%, 05/25/2026	66,737
	Series 2017-4 Class A
29,780	2.50%, 05/26/2026	29,817
	Series 2017-6 Class A2
92,038	2.82%, 11/25/2026	92,272
	SoFi Consumer Loan Program Trust(a)
	Series 2018-1 Class A1
11,927	2.55%, 02/25/2027	11,929
	Series 2018-2 Class A1
27,217	2.93%, 04/26/2027	27,242
409,000	Sound Point III-R Ltd(a)(c) Series 2013-2RA Class A1 3.25%, 04/15/2029 3-mo. LIBOR + 0.95%	406,481
Principal Amount		Fair Value
Non-Agency — (continued)
$ 405,000	Sound Point X Ltd(a)(c) Series 2015-3A Class AR 3.17%, 01/20/2028 3-mo. LIBOR + 0.89%	$ 404,348
	Springleaf Funding Trust(a)
	Series 2016-AA Class A
35,494	2.90%, 11/15/2029	35,500
	Series 2017-AA Class A
215,000	2.68%, 07/15/2030	215,504
80,000	SPS Servicer Advance(a) Series 2018-T1 Class AT1 3.62%, 10/17/2050	81,102
325,000	TICP XII Ltd(a)(c) Series 2018-12A Class A 3.41%, 01/15/2031 3-mo. LIBOR + 1.11%	324,012
	Towd Point Mortgage Trust(a)
	Series 2016-4 Class A1
150,358	2.25%, 07/25/2056(b)	149,464
	Series 2017-2 Class A1
112,321	2.75%, 04/25/2057(b)	113,173
	Series 2017-3 Class A1
87,555	2.75%, 07/25/2057(b)	87,799
	Series 2017-4 Class A1
130,749	2.75%, 06/25/2057(b)	131,757
	Series 2017-5 Class A1
111,028	2.62%, 02/25/2057(c) 1-mo. LIBOR + 0.60%	110,601
	Series 2017-6 Class A1
411,478	2.75%, 10/25/2057(b)	415,387
	Series 2018-1 Class A1
73,462	3.00%, 01/25/2058(b)	74,384
	Series 2018-2 Class A1
270,756	3.25%, 03/25/2058(b)	275,699
	Series 2018-3 Class A1
200,190	3.75%, 05/25/2058(b)	207,560
250,000	Voya Ltd(a)(c) Series 2017-3A Class A1A 3.51%, 07/20/2030 3-mo. LIBOR + 1.23%	250,007
58,950	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	60,631
	Zais Ltd(a)(c)
	Series 2016-2A Class A1
250,000	3.83%, 10/15/2028 3-mo. LIBOR + 1.53%	249,978
	Series 2017-1A Class A1
263,000	3.67%, 07/15/2029 3-mo. LIBOR + 1.37%	263,010
TOTAL ASSET-BACKED SECURITIES — 2.93% (Cost $13,819,276)		$13,904,548
CORPORATE BONDS AND NOTES
Basic Materials — 0.72%
200,000	Carpenter Technology Corp(d) 5.20%, 07/15/2021	205,710

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$ 100,000	Clearwater Paper Corp(a) 5.38%, 02/01/2025	$ 95,750
50,000	Coeur Mining Inc 5.88%, 06/01/2024	50,000
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	73,875
390,000	DuPont de Nemours Inc 4.21%, 11/15/2023	418,176
	Freeport-McMoRan Inc
25,000	5.00%, 09/01/2027	24,906
25,000	5.25%, 09/01/2029	24,932
25,000	5.40%, 11/14/2034	23,750
25,000	Hexion Inc(a)(d) 7.88%, 07/15/2027	24,688
50,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	50,688
75,000	Methanex Corp 5.65%, 12/01/2044	72,385
50,000	Nutrien Ltd 4.20%, 04/01/2029	55,056
50,000	PQ Corp(a) 5.75%, 12/15/2025	51,500
500,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	528,244
	RPM International Inc
110,000	6.13%, 10/15/2019	110,141
300,000	4.55%, 03/01/2029	325,708
100,000	5.25%, 06/01/2045	110,221
	Sherwin-Williams Co
190,000	3.45%, 06/01/2027	198,893
100,000	2.95%, 08/15/2029	100,243
250,000	Southern Copper Corp 6.75%, 04/16/2040	324,007
150,000	Starfruit Finco BV / Starfruit US Holdco LLC(a)(d) 8.00%, 10/01/2026	149,625
200,000	Syngenta Finance NV(a) 4.89%, 04/24/2025	211,836
	Vale Overseas Ltd
65,000	6.25%, 08/10/2026	74,912
65,000	6.88%, 11/10/2039	82,794
		3,388,040
Communications — 3.96%
50,000	Acosta Inc(a) 7.75%, 10/01/2022	2,250
	Alibaba Group Holding Ltd
200,000	3.40%, 12/06/2027	207,747
200,000	4.20%, 12/06/2047	226,893
200,000	Altice France SA(a) 7.38%, 05/01/2026	214,692
	Amazon.com Inc
25,000	2.80%, 08/22/2024	26,012
560,000	3.88%, 08/22/2037	643,422
65,000	4.95%, 12/05/2044	86,200
50,000	AMC Networks Inc 5.00%, 04/01/2024	51,500
Principal Amount		Fair Value
Communications — (continued)
	AT&T Inc
$ 100,000	2.95%, 07/15/2026	$ 101,431
20,000	3.80%, 02/15/2027	21,192
1,475,000	4.10%, 02/15/2028	1,597,285
120,000	4.35%, 03/01/2029	132,616
600,000	4.30%, 02/15/2030	660,332
225,000	4.80%, 06/15/2044	249,524
120,000	4.35%, 06/15/2045	126,599
105,000	CBS Corp 4.20%, 06/01/2029	113,961
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	5.13%, 02/15/2023	101,625
100,000	5.75%, 01/15/2024	102,250
50,000	5.00%, 02/01/2028(a)	51,687
50,000	4.75%, 03/01/2030(a)	50,687
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	164,847
200,000	4.20%, 03/15/2028	210,549
235,000	5.38%, 05/01/2047	255,725
190,000	5.13%, 07/01/2049	202,412
	Comcast Corp
100,000	3.38%, 08/15/2025	105,750
75,000	3.95%, 10/15/2025	81,660
395,000	2.35%, 01/15/2027	393,159
1,730,000	3.30%, 02/01/2027	1,828,106
65,000	4.15%, 10/15/2028	72,931
75,000	4.25%, 10/15/2030	85,366
230,000	4.60%, 10/15/2038	275,601
35,000	4.95%, 10/15/2058	44,904
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	56,332
95,000	6.95%, 06/01/2038	124,372
85,000	8.38%, 03/01/2039	125,882
35,000	4.50%, 06/30/2043	37,180
200,000	CSC Holdings LLC(a) 5.50%, 04/15/2027	211,478
25,000	Cumulus Media New Holdings Inc(a) 6.75%, 07/01/2026	26,219
400,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	422,446
	Diamond Sports Group LLC / Diamond Sports Finance Co(a)
25,000	5.38%, 08/15/2026	25,938
50,000	6.63%, 08/15/2027(d)	51,802
	Discovery Communications LLC
101,000	3.80%, 03/13/2024	105,509
57,000	3.95%, 06/15/2025	60,041
120,000	4.90%, 03/11/2026(d)	133,358
295,000	3.95%, 03/20/2028	307,418
35,000	5.30%, 05/15/2049	38,782
75,000	DISH DBS Corp 7.75%, 07/01/2026	76,425

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	Entercom Media Corp(a)
$ 50,000	7.25%, 11/01/2024(d)	$ 51,750
25,000	6.50%, 05/01/2027	26,125
300,000	Expedia Group Inc 3.80%, 02/15/2028	314,019
	Fox Corp(a)
35,000	3.67%, 01/25/2022	36,139
100,000	4.71%, 01/25/2029	114,145
135,000	5.58%, 01/25/2049	171,479
25,000	Go Daddy Operating Co LLC / GD Finance Co Inc(a) 5.25%, 12/01/2027	26,281
75,000	Gray Television Inc(a) 5.88%, 07/15/2026	78,000
450,000	Grupo Televisa SAB 5.00%, 05/13/2045	478,487
83,112	iHeartCommunications Inc(d) 8.38%, 05/01/2027	89,761
	Intelsat Jackson Holdings SA(a)
75,000	8.50%, 10/15/2024	75,539
25,000	9.75%, 07/15/2025	26,113
50,000	Match Group Inc(a) 5.00%, 12/15/2027	51,875
	Nexstar Broadcasting Inc
25,000	5.88%, 11/15/2022	25,563
50,000	5.63%, 08/01/2024(a)	52,042
25,000	Nexstar Escrow Inc(a) 5.63%, 07/15/2027	26,188
25,000	Scripps Escrow Inc(a)(d) 5.88%, 07/15/2027	25,375
	Sinclair Television Group Inc(a)
50,000	5.63%, 08/01/2024	51,437
50,000	5.88%, 03/15/2026	52,312
	Sirius XM Radio Inc(a)
75,000	5.38%, 04/15/2025	77,719
25,000	5.50%, 07/01/2029	26,688
50,000	Sprint Capital Corp 6.88%, 11/15/2028	54,510
	Sprint Corp
25,000	7.63%, 02/15/2025	27,500
125,000	7.63%, 03/01/2026	137,969
	TEGNA Inc
50,000	6.38%, 10/15/2023	51,562
25,000	5.00%, 09/15/2029(a)	25,281
	Telefonica Emisiones SA
300,000	7.05%, 06/20/2036	415,483
260,000	5.21%, 03/08/2047	302,875
390,000	4.90%, 03/06/2048	436,005
	Time Warner Cable LLC
100,000	4.00%, 09/01/2021	102,308
50,000	6.55%, 05/01/2037	60,052
500,000	5.50%, 09/01/2041	538,856
65,000	4.50%, 09/15/2042	63,920
	Tencent Holdings Ltd(a)
200,000	3.98%, 04/11/2029	214,472
455,000	2.99%, 01/19/2023	462,132
100,000	T-Mobile USA Inc 4.50%, 02/01/2026	102,930
Principal Amount		Fair Value
Communications — (continued)
	Verizon Communications Inc
$ 300,000	5.15%, 09/15/2023	$ 335,520
130,000	4.33%, 09/21/2028	147,461
450,000	3.88%, 02/08/2029	494,209
480,000	4.02%, 12/03/2029	533,665
465,000	4.50%, 08/10/2033	541,106
75,000	4.81%, 03/15/2039	89,940
350,000	4.13%, 08/15/2046	390,203
	Viacom Inc
105,000	4.25%, 09/01/2023	111,353
165,000	4.38%, 03/15/2043	170,017
	Vodafone Group PLC
200,000	4.13%, 05/30/2025	216,303
280,000	5.25%, 05/30/2048	324,587
90,000	4.25%, 09/17/2050	91,737
200,000	Walt Disney Co 2.00%, 09/01/2029	194,764
		18,805,854
Consumer, Cyclical — 1.49%
150,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 5.00%, 10/15/2025	154,950
75,000	American Axle & Manufacturing Inc(d) 6.50%, 04/01/2027	71,344
50,000	American Builders & Contractors Supply Co Inc(a) 5.88%, 05/15/2026	52,375
25,000	Anixter Inc 6.00%, 12/01/2025	27,625
	Aramark Services Inc(a)
25,000	5.00%, 04/01/2025	25,813
75,000	5.00%, 02/01/2028	77,812
25,000	Beacon Roofing Supply Inc(a) 4.50%, 11/15/2026	25,188
75,000	Boyd Gaming Corp 6.88%, 05/15/2023	77,812
50,000	Core & Main LP(a) 6.13%, 08/15/2025	49,875
400,000	Daimler Finance North America LLC(a) 3.35%, 02/22/2023	410,770
75,000	Dana Financing Luxembourg SARL(a) 6.50%, 06/01/2026	79,125
	Delta Air Lines Inc
60,000	3.63%, 03/15/2022	61,636
100,000	3.80%, 04/19/2023	103,712
500,000	Dollar Tree Inc 3.70%, 05/15/2023	518,591
50,000	Eldorado Resorts Inc 6.00%, 04/01/2025	52,625
	Ferrellgas LP / Ferrellgas Finance Corp(d)
25,000	6.50%, 05/01/2021	21,250
50,000	6.75%, 01/15/2022	42,313
300,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/2023	320,340

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Ford Motor Co
$ 40,000	4.35%, 12/08/2026(d)	$ 40,062
90,000	5.29%, 12/08/2046	83,329
200,000	Ford Motor Credit Co LLC 4.54%, 08/01/2026	199,903
	General Motors Co
145,000	6.25%, 10/02/2043	158,428
200,000	5.20%, 04/01/2045	197,427
185,000	6.75%, 04/01/2046	211,537
165,000	5.40%, 04/01/2048	165,464
30,000	5.95%, 04/01/2049	32,123
365,000	General Motors Financial Co Inc 3.50%, 11/07/2024	369,544
	Goodyear Tire & Rubber Co(d)
50,000	5.00%, 05/31/2026	50,615
25,000	4.88%, 03/15/2027	24,653
50,000	Hilton Domestic Operating Co Inc 5.13%, 05/01/2026	52,500
	Home Depot Inc
400,000	2.80%, 09/14/2027	418,558
85,000	5.88%, 12/16/2036	117,607
60,000	4.25%, 04/01/2046	71,787
25,000	IAA Inc(a) 5.50%, 06/15/2027	26,375
50,000	JB Poindexter & Co Inc(a) 7.13%, 04/15/2026	51,750
75,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	79,387
100,000	Las Vegas Sands Corp 3.50%, 08/18/2026	101,583
50,000	Lowe's Cos Inc 3.70%, 04/15/2046	50,288
	McDonald's Corp
175,000	3.35%, 04/01/2023	182,655
50,000	4.45%, 03/01/2047	57,450
25,000	MGM Resorts International 5.50%, 04/15/2027	27,396
50,000	Michaels Stores Inc(a) 8.00%, 07/15/2027	50,063
50,000	Mohegan Gaming & Entertainment(a)(d) 7.88%, 10/15/2024	47,875
225,000	Nissan Motor Acceptance Corp(a) 2.65%, 07/13/2022	226,176
100,000	Panther BF Aggregator 2 LP / Panther Finance Co Inc(a)(d) 8.50%, 05/15/2027	101,250
125,000	Party City Holdings Inc(a)(d) 6.63%, 08/01/2026	123,750
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	51,063
50,000	Resideo Funding Inc(a) 6.13%, 11/01/2026	52,750
50,000	Six Flags Entertainment Corp(a) 5.50%, 04/15/2027	53,311
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 115,000	Starbucks Corp 3.80%, 08/15/2025	$ 124,455
75,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC(a) 7.00%, 07/15/2026	79,875
50,000	Station Casinos LLC(a) 5.00%, 10/01/2025	50,740
	Suburban Propane Partners LP / Suburban Energy Finance Corp
50,000	5.75%, 03/01/2025	50,958
50,000	5.88%, 03/01/2027	51,101
25,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(a) 5.88%, 05/15/2025	24,563
220,000	Toyota Motor Credit Corp 2.70%, 01/11/2023	225,364
200,000	Under Armour Inc 3.25%, 06/15/2026	192,914
50,000	VOC Escrow Ltd(a) 5.00%, 02/15/2028	51,630
	Volkswagen Group of America Finance LLC(a)
200,000	3.88%, 11/13/2020	203,255
200,000	4.00%, 11/12/2021	206,692
140,000	Walmart Inc 3.40%, 06/26/2023	147,407
25,000	William Carter Co(a) 5.63%, 03/15/2027	26,750
		7,085,519
Consumer, Non-Cyclical — 5.94%
	Abbott Laboratories
115,000	2.90%, 11/30/2021	117,074
250,000	4.90%, 11/30/2046	322,551
50,000	Acadia Healthcare Co Inc 6.50%, 03/01/2024	52,000
75,000	Air Medical Group Holdings Inc(a)(d) 6.38%, 05/15/2023	65,250
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
75,000	5.75%, 03/15/2025	77,250
25,000	7.50%, 03/15/2026(a)	27,813
245,000	Alcon Finance Corp(a) 3.00%, 09/23/2029	247,992
140,000	Allergan Funding SCS 3.45%, 03/15/2022	143,486
	Altria Group Inc
850,000	3.80%, 02/14/2024	888,646
70,000	4.40%, 02/14/2026	74,830
155,000	2.63%, 09/16/2026	149,954
135,000	4.80%, 02/14/2029	148,045
120,000	5.38%, 01/31/2044	133,472
100,000	3.88%, 09/16/2046	92,032

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 85,000	5.95%, 02/14/2049	$ 99,994
140,000	Amgen Inc 2.65%, 05/11/2022	141,819
500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	594,799
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	101,990
	Anheuser-Busch InBev Worldwide Inc
115,000	4.75%, 01/23/2029	133,918
60,000	4.38%, 04/15/2038	67,188
355,000	5.45%, 01/23/2039	449,141
250,000	3.75%, 07/15/2042	257,503
80,000	4.60%, 04/15/2048	92,220
640,000	4.44%, 10/06/2048	722,643
125,000	4.75%, 04/15/2058	145,551
	Anthem Inc
95,000	3.65%, 12/01/2027	99,976
280,000	2.88%, 09/15/2029	276,870
115,000	4.63%, 05/15/2042	127,460
25,000	4.38%, 12/01/2047	27,005
500,000	Astrazeneca PLC 4.00%, 01/17/2029	556,979
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	471,293
75,000	Avantor Inc(a) 9.00%, 10/01/2025	84,281
25,000	B&G Foods Inc 5.25%, 04/01/2025	25,531
	BAT Capital Corp
80,000	3.22%, 08/15/2024	80,967
430,000	2.79%, 09/06/2024	425,906
185,000	4.39%, 08/15/2037	179,612
400,000	4.54%, 08/15/2047	384,028
50,000	Bausch Health Americas Inc(a) 8.50%, 01/31/2027	56,115
	Bausch Health Cos Inc(a)
31,000	5.88%, 05/15/2023	31,388
50,000	6.13%, 04/15/2025	51,875
50,000	5.50%, 11/01/2025	52,317
25,000	7.25%, 05/30/2029	27,308
	Bayer US Finance II LLC(a)
300,000	3.88%, 12/15/2023	313,410
435,000	4.25%, 12/15/2025	464,415
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	307,436
	Becton Dickinson & Co
205,000	3.36%, 06/06/2024	213,840
120,000	3.73%, 12/15/2024	126,988
64,000	3.70%, 06/06/2027	67,808
155,000	Boston Scientific Corp 4.00%, 03/01/2028	169,950
	Bristol-Myers Squibb Co(a)
85,000	3.20%, 06/15/2026	89,116
175,000	3.40%, 07/26/2029	187,113
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 75,000	4.25%, 10/26/2049	$ 87,335
20,000	Cardinal Health Inc(d) 3.41%, 06/15/2027	19,838
	Celgene Corp
200,000	3.90%, 02/20/2028	219,697
175,000	5.00%, 08/15/2045	219,572
	Centene Corp
25,000	4.75%, 01/15/2025	25,663
50,000	5.38%, 06/01/2026(a)	52,375
	CHS / Community Health Systems Inc
25,000	6.88%, 02/01/2022(d)	18,969
25,000	6.25%, 03/31/2023	24,834
25,000	8.63%, 01/15/2024(a)	25,813
25,000	8.00%, 03/15/2026(a)	24,938
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	184,862
	Cigna Corp
300,000	3.75%, 07/15/2023	313,737
120,000	4.13%, 11/15/2025	129,214
555,000	4.38%, 10/15/2028	608,429
	Cigna Holding Co
100,000	3.05%, 10/15/2027	101,775
100,000	3.88%, 10/15/2047	98,608
400,000	Cintas Corp No 2 3.70%, 04/01/2027	436,245
300,000	Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	317,041
90,000	CommonSpirit Health 2.76%, 10/01/2024	91,122
	Conagra Brands Inc
60,000	4.30%, 05/01/2024	64,386
20,000	4.60%, 11/01/2025	21,997
	Constellation Brands Inc
70,000	4.40%, 11/15/2025	77,403
85,000	3.60%, 02/15/2028	89,761
355,000	4.65%, 11/15/2028	404,206
	CVS Health Corp
385,000	4.10%, 03/25/2025	411,101
280,000	2.88%, 06/01/2026	280,343
40,000	3.00%, 08/15/2026	40,191
150,000	4.30%, 03/25/2028	162,242
720,000	5.05%, 03/25/2048	818,807
75,000	Eagle Holding Co II LLC(a)(e) 7.75%, 05/15/2022 PIK rate, 8.50%	75,562
375,000	Eli Lilly & Co 3.38%, 03/15/2029	406,064
175,000	Endo Designated Activity Co / Endo Finance LLC / Endo Finco Inc(a) 6.00%, 07/15/2023	107,336
100,000	Envision Healthcare Corp(a) 8.75%, 10/15/2026	61,000
	Equifax Inc
250,000	2.30%, 06/01/2021	250,540
125,000	3.60%, 08/15/2021	127,386
55,000	ERAC USA Finance LLC(a) 7.00%, 10/15/2037	78,351

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 200,000	Experian Finance PLC(a) 4.25%, 02/01/2029	$ 224,695
310,000	Flowers Foods Inc 3.50%, 10/01/2026	317,263
50,000	Garda World Security Corp(a) 8.75%, 05/15/2025	51,355
	General Mills Inc
200,000	3.70%, 10/17/2023	210,538
140,000	4.55%, 04/17/2038	160,244
280,000	4.70%, 04/17/2048(d)	327,618
85,000	Gilead Sciences Inc 2.50%, 09/01/2023	86,073
220,000	GlaxoSmithKline Capital Inc 3.63%, 05/15/2025	236,626
245,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	250,317
75,000	Global Payments Inc 3.20%, 08/15/2029	75,966
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,394
400,000	4.88%, 06/27/2044	432,780
50,000	HCA Healthcare Inc 6.25%, 02/15/2021	52,355
	HCA Inc
25,000	5.38%, 02/01/2025	27,313
25,000	5.38%, 09/01/2026	27,468
50,000	5.63%, 09/01/2028	55,715
25,000	5.88%, 02/01/2029	27,969
175,000	4.13%, 06/15/2029	183,236
200,000	Heineken NV(a) 4.35%, 03/29/2047	229,198
25,000	Hill-Rom Holdings Inc(a) 4.38%, 09/15/2027	25,559
45,000	Humana Inc 2.50%, 12/15/2020	45,081
400,000	IHS Markit Ltd 4.75%, 08/01/2028	444,600
50,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	51,687
255,000	JM Smucker Co 3.50%, 03/15/2025	267,758
	Johnson & Johnson
285,000	2.63%, 01/15/2025	293,782
90,000	3.55%, 03/01/2036	98,905
400,000	Kerry Group Financial Services Unlimited Co(a) 3.20%, 04/09/2023	406,068
	Keurig Dr Pepper Inc
195,000	4.06%, 05/25/2023	206,333
130,000	4.42%, 05/25/2025	141,989
280,000	Kraft Heinz Foods Co 4.38%, 06/01/2046	265,824
450,000	Kroger Co 4.45%, 02/01/2047	464,506
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a)
125,000	5.63%, 10/15/2023(d)	41,250
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 25,000	5.50%, 04/15/2025	$ 7,383
775,000	Merck & Co Inc 3.40%, 03/07/2029	840,291
145,000	Molson Coors Brewing Co 3.00%, 07/15/2026	146,419
100,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	92,125
20,000	Mylan NV 5.25%, 06/15/2046	21,245
325,000	Nestle Holdings Inc(a) 3.35%, 09/24/2023	341,403
25,000	Nielsen Co Luxembourg SARL(a)(d) 5.00%, 02/01/2025	24,656
75,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(a) 6.63%, 05/15/2022	73,252
300,000	Pepsico Inc 3.00%, 10/15/2027	317,834
50,000	Polaris Intermediate Corp(a)(d)(e) 8.50%, 12/01/2022 PIK rate, 9.25%	42,500
125,000	Post Holdings Inc(a) 5.75%, 03/01/2027	132,525
50,000	Prestige Brands Inc(a)(d) 6.38%, 03/01/2024	52,000
200,000	Reckitt Benckiser Treasury Services PLC(a) 3.00%, 06/26/2027	205,609
75,000	Refinitiv US Holdings Inc(a) 8.25%, 11/15/2026	82,781
75,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc(a) 9.75%, 12/01/2026	80,242
165,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	165,765
320,000	Smithfield Foods Inc(a) 2.65%, 10/03/2021	316,925
125,000	Sotera Health Holdings LLC(a) 6.50%, 05/15/2023	127,656
50,000	Surgery Center Holdings Inc(a)(d) 6.75%, 07/01/2025	44,875
100,000	Team Health Holdings Inc(a)(d) 6.38%, 02/01/2025	69,100
75,000	Teleflex Inc 5.25%, 06/15/2024	77,250
	Tenet Healthcare Corp
50,000	5.13%, 05/01/2025	50,690
50,000	7.00%, 08/01/2025(d)	50,812
25,000	4.88%, 01/01/2026(a)	25,656
50,000	5.13%, 11/01/2027(a)	51,667
600,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	420,000

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Thermo Fisher Scientific Inc
$ 190,000	3.00%, 04/15/2023	$ 195,539
50,000	2.95%, 09/19/2026	51,510
120,000	Total System Services Inc 4.80%, 04/01/2026	133,348
250,000	Tyson Foods Inc 5.15%, 08/15/2044	298,369
	United Rentals North America Inc
50,000	6.50%, 12/15/2026	54,475
50,000	5.50%, 05/15/2027	53,000
	UnitedHealth Group Inc
105,000	2.38%, 08/15/2024	105,673
80,000	3.70%, 12/15/2025	86,000
140,000	2.88%, 08/15/2029	142,810
55,000	3.50%, 08/15/2039	57,287
65,000	3.75%, 10/15/2047	69,527
85,000	3.70%, 08/15/2049	90,113
75,000	US Foods Inc(a) 5.88%, 06/15/2024	77,250
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	157,487
150,000	4.13%, 03/15/2029	165,307
25,000	Vizient Inc(a) 6.25%, 05/15/2027	26,813
25,000	WellCare Health Plans Inc(a) 5.38%, 08/15/2026	26,683
75,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	69,000
		28,184,208
Energy — 3.33%
	Antero Midstream Partners LP / Antero Midstream Finance Corp
50,000	5.38%, 09/15/2024	44,985
50,000	5.75%, 03/01/2027(a)	41,624
25,000	5.75%, 01/15/2028(a)	20,750
	Antero Resources Corp
25,000	5.63%, 06/01/2023	21,625
25,000	5.00%, 03/01/2025(d)	20,337
300,000	Apache Corp 4.38%, 10/15/2028	307,693
25,000	Apergy Corp 6.38%, 05/01/2026	24,813
75,000	Archrock Partners LP / Archrock Partners Finance Corp(a) 6.88%, 04/01/2027	79,591
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 7.00%, 11/01/2026	41,750
300,000	Boardwalk Pipelines LP 4.80%, 05/03/2029	318,680
	BP Capital Markets America Inc
500,000	2.75%, 05/10/2023	510,760
400,000	3.79%, 02/06/2024	425,618
Principal Amount		Fair Value
Energy — (continued)
	Callon Petroleum Co
$ 25,000	6.13%, 10/01/2024	$ 24,625
25,000	6.38%, 07/01/2026	24,396
	Canadian Natural Resources Ltd
300,000	2.95%, 01/15/2023	305,468
250,000	3.90%, 02/01/2025	263,802
255,000	3.85%, 06/01/2027	269,008
50,000	Carrizo Oil & Gas Inc 8.25%, 07/15/2025	48,980
50,000	Centennial Resource Production LLC(a) 6.88%, 04/01/2027	49,875
	Cheniere Energy Partners LP
25,000	5.25%, 10/01/2025	26,006
50,000	5.63%, 10/01/2026	53,057
25,000	4.50%, 10/01/2029(a)	25,609
75,000	Chesapeake Energy Corp(d) 8.00%, 06/15/2027	50,437
	Cimarex Energy Co
250,000	3.90%, 05/15/2027	254,590
360,000	4.38%, 03/15/2029(d)	378,952
250,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	353,462
100,000	CNX Midstream Partners LP / CNX Midstream Finance Corp(a) 6.50%, 03/15/2026	92,260
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	443,742
50,000	CrownRock LP / CrownRock Finance Inc(a) 5.63%, 10/15/2025	50,311
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	101,250
340,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	401,842
264,000	Encana Corp 3.90%, 11/15/2021	270,444
	Energy Transfer Operating LP
60,000	4.20%, 09/15/2023	63,123
80,000	4.50%, 04/15/2024	85,246
105,000	5.25%, 04/15/2029	118,448
250,000	5.15%, 03/15/2045	262,161
70,000	6.25%, 04/15/2049	84,991
	Enterprise Products Operating LLC
200,000	4.25%, 02/15/2048	215,168
295,000	4.80%, 02/01/2049	342,272
50,000	Enviva Partners LP / Enviva Partners Finance Corp 8.50%, 11/01/2021	51,125
50,000	EP Energy LLC / Everest Acquisition Finance Inc(a)(d)(f) 8.00%, 11/29/2024	19,125
	Gulfport Energy Corp
25,000	6.00%, 10/15/2024	18,084
25,000	6.38%, 05/15/2025	17,750

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Hess Corp
$ 90,000	5.60%, 02/15/2041	$ 99,769
105,000	5.80%, 04/01/2047	120,869
100,000	Holly Energy Partners LP / Holly Energy Finance Corp(a) 6.00%, 08/01/2024	104,375
290,000	Husky Energy Inc 4.40%, 04/15/2029	305,409
25,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	25,063
400,000	Kinder Morgan Inc 5.20%, 03/01/2048	460,920
25,000	Laredo Petroleum Inc 5.63%, 01/15/2022	23,500
122,000	Marathon Oil Corp 3.85%, 06/01/2025	126,862
	Marathon Petroleum Corp
25,000	3.80%, 04/01/2028	26,062
190,000	4.75%, 09/15/2044	204,316
	MPLX LP
80,000	4.13%, 03/01/2027	84,413
120,000	4.25%, 12/01/2027(a)	127,268
170,000	4.00%, 03/15/2028	177,260
90,000	4.70%, 04/15/2048	94,009
200,000	4.90%, 04/15/2058	204,541
128,000	Noble Energy Inc 5.05%, 11/15/2044	139,711
75,000	NuStar Logistics LP 5.63%, 04/28/2027	79,219
	Oasis Petroleum Inc
25,000	6.88%, 01/15/2023(d)	22,875
25,000	6.25%, 05/01/2026(a)	20,250
	Occidental Petroleum Corp
130,000	6.95%, 07/01/2024	152,521
500,000	3.45%, 07/15/2024	509,113
125,000	3.50%, 08/15/2029	126,918
105,000	ONEOK Inc 3.40%, 09/01/2029	103,916
25,000	Parsley Energy LLC / Parsley Finance Corp(a) 5.63%, 10/15/2027	25,813
25,000	PDC Energy Inc 6.13%, 09/15/2024	24,938
	Petroleos Mexicanos
195,000	6.84%, 01/23/2030(a)	201,669
45,000	6.75%, 09/21/2047	43,191
80,000	6.35%, 02/12/2048	73,513
45,000	7.69%, 01/23/2050(a)	46,926
140,000	Phillips 66 Partners LP 2.45%, 12/15/2024	139,447
50,000	Precision Drilling Corp 7.75%, 12/15/2023	48,572
25,000	QEP Resources Inc 5.25%, 05/01/2023	23,188
50,000	Range Resources Corp(d) 4.88%, 05/15/2025	41,250
	Sabine Pass Liquefaction LLC
30,000	5.63%, 03/01/2025	33,714
Principal Amount		Fair Value
Energy — (continued)
$ 80,000	4.20%, 03/15/2028	$ 84,812
200,000	Saudi Arabian Oil Co(a) 2.88%, 04/16/2024	202,256
	SESI LLC
50,000	7.13%, 12/15/2021	34,062
50,000	7.75%, 09/15/2024	28,750
50,000	Shelf Drilling Holdings Ltd(a) 8.25%, 02/15/2025	42,500
	Shell International Finance BV
400,000	4.13%, 05/11/2035	461,109
40,000	4.38%, 05/11/2045	48,367
175,000	4.00%, 05/10/2046	202,461
50,000	SM Energy Co(d) 6.75%, 09/15/2026	43,750
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	204,546
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	609,321
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp
75,000	5.50%, 08/15/2022	68,437
25,000	5.75%, 04/15/2025	21,105
	Suncor Energy Inc
95,000	3.60%, 12/01/2024	100,158
400,000	6.80%, 05/15/2038	559,228
20,000	Sunoco Logistics Partners 5.35%, 05/15/2045	21,444
75,000	Targa Pipeline Partners LP / Targa Pipeline Finance Corp 5.88%, 08/01/2023	74,531
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp(a) 6.50%, 07/15/2027	81,832
230,000	TC PipeLines LP 3.90%, 05/25/2027	239,837
	TerraForm Power Operating LLC(a)
25,000	6.63%, 06/15/2025(g)	26,350
50,000	5.00%, 01/31/2028	52,000
80,000	Texas Eastern Transmission LP(a) 3.50%, 01/15/2028	83,205
	TransCanada PipeLines Ltd
175,000	4.75%, 05/15/2038	199,907
10,000	6.10%, 06/01/2040	12,936
115,000	5.10%, 03/15/2049	138,170
50,000	TransMontaigne Partners LP / TLP Finance Corp 6.13%, 02/15/2026	48,125
50,000	Ultra Resources Inc(a) 7.13%, 04/15/2025	4,000
100,000	USA Compression Partners LP / USA Compression Finance Corp 6.88%, 04/01/2026	103,750
395,000	Valero Energy Corp 4.00%, 04/01/2029	419,913

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 200,000	Valero Energy Partners LP 4.50%, 03/15/2028	$ 218,601
	Western Midstream Operating LP
295,000	4.50%, 03/01/2028	284,419
65,000	4.75%, 08/15/2028	63,987
10,000	5.50%, 08/15/2048	8,873
50,000	Whiting Petroleum Corp(d) 6.63%, 01/15/2026	33,750
265,000	Williams Cos Inc 4.90%, 01/15/2045	280,213
25,000	WPX Energy Inc 5.25%, 10/15/2027	25,188
		15,797,108
Financial — 10.88%
75,000	Acrisure LLC / Acrisure Finance Inc(a) 7.00%, 11/15/2025	69,922
400,000	AIA Group Ltd(a) 3.60%, 04/09/2029	427,193
650,000	Alexandria Real Estate Equities Inc REIT 3.90%, 06/15/2023	686,381
125,000	Allied Universal Holdco LLC(a) 9.75%, 07/15/2027	130,265
	American Express Co
135,000	3.70%, 11/05/2021	139,386
450,000	3.00%, 10/30/2024	464,758
155,000	4.20%, 11/06/2025	170,429
425,000	American International Group Inc 4.50%, 07/16/2044	473,137
300,000	American Tower Corp REIT 3.70%, 10/15/2049	299,133
75,000	AmWINS Group Inc(a) 7.75%, 07/01/2026	80,625
350,000	Associated Banc-Corp 4.25%, 01/15/2025	370,394
50,000	AssuredPartners Inc(a) 7.00%, 08/15/2025	50,000
495,000	AvalonBay Communities Inc REIT 3.35%, 05/15/2027	523,908
	Bank of America Corp
295,000	2.50%, 10/21/2022	297,174
235,000	3.86%, 07/23/2024(c) 3-mo. LIBOR + 0.94%	247,502
95,000	3.56%, 04/23/2027(c) 3-mo. LIBOR + 1.06%	100,288
830,000	3.82%, 01/20/2028	891,972
360,000	3.71%, 04/24/2028(c) 3-mo. LIBOR + 1.51%	383,416
500,000	3.59%, 07/21/2028(c) 3-mo. LIBOR + 1.37%	528,604
905,000	3.42%, 12/20/2028(c) 3-mo. LIBOR + 1.04%	944,292
135,000	3.97%, 02/07/2030(c) 3-mo. LIBOR + 1.21%	147,792
Principal Amount		Fair Value
Financial — (continued)
$ 335,000	3.19%, 07/23/2030(c) 3-mo. LIBOR + 1.18%	$ 345,694
150,000	6.11%, 01/29/2037	196,152
50,000	3.95%, 01/23/2049(c) 3-mo. LIBOR + 1.19%	56,151
	Bank of New York Mellon Corp
45,000	1.95%, 08/23/2022	45,001
490,000	2.66%, 05/16/2023(c) 3-mo. LIBOR + 0.63%	496,663
110,000	3.00%, 10/30/2028	113,408
200,000	Barclays PLC(c) 3.93%, 05/07/2025 3-mo. LIBOR + 1.61%	206,624
210,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	246,081
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	243,012
530,000	Boston Properties LP REIT 3.20%, 01/15/2025	549,801
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	538,570
460,000	Capital One Financial Corp 3.90%, 01/29/2024	486,039
290,000	Chubb INA Holdings Inc 3.35%, 05/03/2026	309,768
	Citigroup Inc
1,375,000	3.14%, 01/24/2023(c) 3-mo. LIBOR + 0.72%	1,400,482
425,000	2.88%, 07/24/2023(c) 3-mo. LIBOR + 0.95%	430,782
30,000	3.22%, 05/17/2024(c) 3-mo. LIBOR + 1.10%	30,261
125,000	3.35%, 04/24/2025(c) 3-mo. LIBOR + 0.89%	129,635
700,000	3.89%, 01/10/2028(c) 3-mo. LIBOR + 1.56%	749,095
65,000	4.13%, 07/25/2028	69,980
105,000	4.08%, 04/23/2029(c) 3-mo. LIBOR + 1.19%	114,652
785,000	3.98%, 03/20/2030(c) 3-mo. LIBOR + 1.33%	855,802
4,000	4.65%, 07/30/2045	4,819
400,000	Citizens Bank NA 2.25%, 10/30/2020	400,850
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	491,921
	CNA Financial Corp
145,000	3.45%, 08/15/2027	150,327
500,000	3.90%, 05/01/2029	540,343
515,000	Comerica Inc 3.80%, 07/22/2026	545,617
400,000	Compass Bank 3.88%, 04/10/2025	416,578
400,000	Crown Castle International Corp REIT 3.80%, 02/15/2028	425,498
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	219,707
400,000	Discover Bank 3.45%, 07/27/2026	412,533

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 250,000	Discover Financial Services 3.85%, 11/21/2022	$ 260,873
400,000	Fifth Third Bancorp 3.95%, 03/14/2028	437,911
200,000	FMR LLC(a) 7.57%, 06/15/2029	281,537
800,000	GE Capital International Funding Co 4.42%, 11/15/2035	839,129
115,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	126,754
	Goldman Sachs Group Inc
370,000	2.88%, 10/31/2022(c) 3-mo. LIBOR + 0.82%	374,285
90,000	2.91%, 07/24/2023(c) 3-mo. LIBOR + 0.99%	91,268
735,000	3.27%, 09/29/2025(c) 3-mo. LIBOR + 1.20%	758,622
650,000	3.85%, 01/26/2027	689,452
1,000,000	3.81%, 04/23/2029(c) 3-mo. LIBOR + 1.15%	1,060,170
165,000	6.75%, 10/01/2037	222,563
200,000	4.02%, 10/31/2038(c) 3-mo. LIBOR + 1.37%	215,178
25,000	GTCR AP Finance Inc(a) 8.00%, 05/15/2027	25,687
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	344,373
60,000	HCP Inc REIT 3.25%, 07/15/2026	61,722
575,000	Healthcare Trust of America Holdings LP REIT 3.70%, 04/15/2023	594,396
	HSBC Holdings PLC
290,000	5.10%, 04/05/2021	302,324
285,000	4.30%, 03/08/2026	308,621
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,479,892
125,000	HUB International Ltd(a) 7.00%, 05/01/2026	128,594
180,000	Invesco Finance PLC 3.75%, 01/15/2026	191,899
	JPMorgan Chase & Co
1,195,000	3.38%, 05/01/2023	1,236,301
290,000	3.51%, 10/24/2023(c) 3-mo. LIBOR + 1.23%	294,598
135,000	3.80%, 07/23/2024(c) 3-mo. LIBOR + 0.89%	142,480
690,000	3.22%, 03/01/2025(c) 3-mo. LIBOR + 1.15%	714,726
395,000	2.95%, 10/01/2026	405,453
400,000	3.54%, 05/01/2028(c) 3-mo. LIBOR + 1.38%	421,367
950,000	3.51%, 01/23/2029(c) 3-mo. LIBOR + 0.94%	1,004,138
175,000	3.70%, 05/06/2030(c) 3-mo. LIBOR + 1.16%	187,721
155,000	KeyCorp 2.55%, 10/01/2029	151,341
Principal Amount		Fair Value
Financial — (continued)
	Kimco Realty Corp REIT
$ 90,000	3.40%, 11/01/2022	$ 93,068
110,000	2.80%, 10/01/2026	110,629
230,000	3.80%, 04/01/2027	244,329
585,000	Liberty Mutual Group Inc(a) 4.57%, 02/01/2029	652,888
390,000	Liberty Property LP REIT 3.75%, 04/01/2025	408,711
	Lincoln National Corp
225,000	4.20%, 03/15/2022	235,645
400,000	3.63%, 12/12/2026	420,777
210,000	M&T Bank Corp 3.55%, 07/26/2023	220,367
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	403,742
	Marsh & McLennan Cos Inc
25,000	3.50%, 12/29/2020	25,399
230,000	4.05%, 10/15/2023	244,835
85,000	3.88%, 03/15/2024	90,613
55,000	4.38%, 03/15/2029	62,232
60,000	4.75%, 03/15/2039	72,447
	Massachusetts Mutual Life Insurance Co(a)
15,000	8.88%, 06/01/2039	25,541
350,000	4.50%, 04/15/2065	408,557
350,000	MetLife Inc 4.05%, 03/01/2045	391,560
50,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT 5.63%, 05/01/2024	54,812
500,000	Mid-America Apartments LP REIT 3.75%, 06/15/2024	525,681
	Morgan Stanley
405,000	2.63%, 11/17/2021	408,691
35,000	2.75%, 05/19/2022	35,504
1,000,000	4.10%, 05/22/2023	1,053,033
400,000	3.70%, 10/23/2024	423,756
480,000	3.63%, 01/20/2027	507,252
135,000	3.95%, 04/23/2027	142,661
105,000	3.59%, 07/22/2028(c) 3-mo. LIBOR + 1.34%	110,751
600,000	3.77%, 01/24/2029(c) 3-mo. LIBOR + 1.14%	641,237
225,000	3.97%, 07/22/2038(c) 3-mo. LIBOR + 1.45%	247,059
	Navient Corp
75,000	5.88%, 10/25/2024	75,562
25,000	6.75%, 06/15/2026(d)	25,570
75,000	NFP Corp(a) 6.88%, 07/15/2025	74,437
120,000	Nuveen LLC(a) 4.00%, 11/01/2028	134,046
510,000	Pacific Life Insurance Co(a)(c) 4.30%, 10/24/2067 3-mo. LIBOR + 2.79%	539,544

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Physicians Realty LP REIT 3.95%, 01/15/2028	$ 523,754
500,000	PNC Bank NA 3.25%, 01/22/2028	530,298
225,000	PNC Financial Services Group Inc 3.45%, 04/23/2029	240,255
135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	135,159
100,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	103,125
290,000	Regency Centers LP REIT 4.13%, 03/15/2028	314,918
	Royal Bank of Canada
245,000	2.80%, 04/29/2022	249,572
325,000	2.55%, 07/16/2024	329,460
240,000	Santander Holdings USA Inc 3.70%, 03/28/2022	246,036
	SBA Tower Trust REIT(a)
80,000	3.45%, 03/15/2023	82,368
155,000	2.84%, 01/15/2025	155,206
	State Street Corp
85,000	3.78%, 12/03/2024(c) 3-mo. LIBOR + 0.77%	89,949
550,000	3.30%, 12/16/2024	577,168
300,000	Stifel Financial Corp 4.25%, 07/18/2024	315,898
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	313,224
200,000	3.30%, 05/15/2026	207,561
590,000	Tanger Properties LP REIT 3.13%, 09/01/2026	579,739
350,000	TD Ameritrade Holding Corp 3.30%, 04/01/2027	367,623
385,000	Toronto-Dominion Bank 2.65%, 06/12/2024	392,667
500,000	UDR Inc REIT 4.63%, 01/10/2022	523,115
75,000	USI Inc(a) 6.88%, 05/01/2025	76,123
	Visa Inc
130,000	2.80%, 12/14/2022	133,747
250,000	3.15%, 12/14/2025	266,558
45,000	4.30%, 12/14/2045	55,801
	Wells Fargo & Co
55,000	2.63%, 07/22/2022	55,612
355,000	3.07%, 01/24/2023	361,628
75,000	3.00%, 04/22/2026	76,917
750,000	4.30%, 07/22/2027	820,344
415,000	3.58%, 05/22/2028(c) 3-mo. LIBOR + 1.31%	439,651
145,000	4.75%, 12/07/2046	171,660
	Wells Fargo Bank NA
335,000	2.60%, 01/15/2021	337,372
250,000	3.63%, 10/22/2021	257,222
510,000	Welltower Inc REIT 4.00%, 06/01/2025	545,109
	Willis North America Inc
85,000	3.60%, 05/15/2024	88,337
Principal Amount		Fair Value
Financial — (continued)
$ 40,000	2.95%, 09/15/2029	$ 39,246
500,000	WP Carey Inc REIT 4.60%, 04/01/2024	534,682
		51,649,832
Industrial — 2.81%
300,000	3M Co 2.38%, 08/26/2029	297,683
155,000	Agilent Technologies Inc 2.75%, 09/15/2029	153,332
350,000	Airbus SE(a) 3.15%, 04/10/2027	365,498
80,000	Allegion PLC 3.50%, 10/01/2029	80,804
	Allegion US Holding Co Inc
175,000	3.20%, 10/01/2024	177,501
310,000	3.55%, 10/01/2027	315,848
25,000	Amsted Industries Inc(a) 5.63%, 07/01/2027	26,375
200,000	ARD Finance SA(e) 7.13%, 09/15/2023 PIK rate, 7.88%	206,000
	Berry Global Inc
50,000	5.50%, 05/15/2022	50,688
50,000	5.63%, 07/15/2027(a)	51,750
230,000	Boeing Co 3.25%, 02/01/2035	239,531
490,000	CNH Industrial Finance Europe SA 2.75%, 03/18/2019	505,054
50,000	Cornerstone Building Brands Inc(a)(d) 8.00%, 04/15/2026	49,188
25,000	Crown Americas LLC / Crown Americas Capital Corp VI 4.75%, 02/01/2026	26,156
	CSX Corp
130,000	3.25%, 06/01/2027	136,528
240,000	2.40%, 02/15/2030	234,553
607,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	669,976
25,000	Energizer Holdings Inc(a)(d) 6.38%, 07/15/2026	26,779
	FedEx Corp
100,000	3.10%, 08/05/2029	99,408
300,000	4.05%, 02/15/2048	294,901
	Flex Acquisition Co Inc(a)
50,000	6.88%, 01/15/2025	45,605
100,000	7.88%, 07/15/2026	91,750
120,000	Fluor Corp 4.25%, 09/15/2028	120,626
50,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	49,813
245,000	General Dynamics Corp 2.88%, 05/11/2020	246,276
25,000	Graphic Packaging International LLC(a) 4.75%, 07/15/2027	26,250

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 50,000	Hillman Group Inc(a)(d) 6.38%, 07/15/2022	$ 46,875
320,000	Huntington Ingalls Industries Inc 3.48%, 12/01/2027	332,608
550,000	Ingram Micro Inc 5.45%, 12/15/2024	569,836
	John Deere Capital Corp
90,000	3.20%, 01/10/2022	92,507
105,000	3.45%, 06/07/2023	110,263
160,000	2.60%, 03/07/2024	163,328
390,000	3.45%, 03/07/2029	422,013
250,000	Kansas City Southern 3.00%, 05/15/2023	255,978
400,000	Keysight Technologies Inc 4.55%, 10/30/2024	431,550
75,000	Koppers Inc(a) 6.00%, 02/15/2025	75,047
	Lockheed Martin Corp
230,000	3.80%, 03/01/2045	256,523
92,000	4.09%, 09/15/2052	108,662
125,000	Mauser Packaging Solutions Holding Co(a) 7.25%, 04/15/2025	118,162
280,000	Northrop Grumman Corp 3.25%, 01/15/2028	293,924
	Owens-Brockway Glass Container Inc(a)
25,000	5.88%, 08/15/2023	26,531
50,000	5.38%, 01/15/2025	51,250
460,000	Packaging Corp of America 3.65%, 09/15/2024	481,316
115,000	Parker-Hannifin Corp 2.70%, 06/14/2024	117,143
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
135,000	3.45%, 07/01/2024	140,380
400,000	3.40%, 11/15/2026	408,892
300,000	PerkinElmer Inc 3.30%, 09/15/2029	299,698
145,366	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	145,671
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	140,668
210,000	3.80%, 12/15/2026	224,516
	Ryder System Inc
195,000	2.88%, 06/01/2022	198,209
400,000	3.40%, 03/01/2023	413,275
25,000	Sensata Technologies Inc(a) 4.38%, 02/15/2030	25,000
75,000	Standard Industries Inc(a) 5.00%, 02/15/2027	77,647
250,000	Textron Financial Corp(a)(c) 3.89%, 02/15/2042 3-mo. LIBOR + 1.73%	189,067
155,000	Textron Inc 3.88%, 03/01/2025	163,634
Principal Amount		Fair Value
Industrial — (continued)
$ 25,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(a) 7.75%, 04/15/2026	$ 23,438
	TransDigm Inc
50,000	6.50%, 07/15/2024	51,563
25,000	6.50%, 05/15/2025	25,938
50,000	6.25%, 03/15/2026(a)	53,688
50,000	7.50%, 03/15/2027	54,375
	Trident TPI Holdings Inc(a)
25,000	9.25%, 08/01/2024	24,500
75,000	6.63%, 11/01/2025	65,625
50,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	50,000
	Union Pacific Corp
120,000	3.70%, 03/01/2029	130,815
265,000	4.38%, 09/10/2038	305,861
	United Technologies Corp
5,000	2.80%, 05/04/2024	5,145
100,000	3.95%, 08/16/2025	109,473
180,000	3.13%, 05/04/2027	188,930
30,000	4.45%, 11/16/2038	35,718
60,000	4.63%, 11/16/2048	75,085
400,000	Valmont Industries Inc 5.25%, 10/01/2054	409,767
	Waste Management Inc
105,000	3.20%, 06/15/2026	110,775
35,000	3.45%, 06/15/2029	37,750
40,000	4.15%, 07/15/2049	46,761
	WESCO Distribution Inc
25,000	5.38%, 12/15/2021	25,156
75,000	5.38%, 06/15/2024	77,437
145,000	Worthington Industries Inc 4.30%, 08/01/2032	150,840
290,000	WRKCo Inc 4.00%, 03/15/2028	308,924
		13,335,610
Technology — 1.86%
425,000	Adobe Inc 3.25%, 02/01/2025	448,192
	Apple Inc
400,000	2.40%, 05/03/2023	406,368
185,000	3.35%, 02/09/2027	197,964
530,000	2.20%, 09/11/2029	520,357
395,000	3.85%, 08/04/2046	445,577
50,000	Banff Merger Sub Inc(a) 9.75%, 09/01/2026	47,725
	Broadcom Corp / Broadcom Cayman Finance Ltd
200,000	3.63%, 01/15/2024	204,630
50,000	3.13%, 01/15/2025	49,643
415,000	3.88%, 01/15/2027	417,145
500,000	Broadcom Inc(a) 3.63%, 10/15/2024	508,877
	Dell International LLC / EMC Corp(a)
200,000	4.42%, 06/15/2021	206,215

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 100,000	7.13%, 06/15/2024	$ 105,550
100,000	Dun & Bradstreet Corp(a) 10.25%, 02/15/2027	110,625
	Fidelity National Information Services Inc
70,000	4.25%, 05/15/2028	78,108
110,000	3.75%, 05/21/2029	119,355
	Fiserv Inc
315,000	3.80%, 10/01/2023	333,380
185,000	3.20%, 07/01/2026	191,659
150,000	3.50%, 07/01/2029	157,849
5,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	5,844
100,000	Infor US Inc 6.50%, 05/15/2022	101,625
100,000	Informatica LLC(a) 7.13%, 07/15/2023	101,750
	Intel Corp
10,000	4.10%, 05/19/2046	11,641
70,000	3.73%, 12/08/2047	78,229
	International Business Machines Corp
100,000	3.00%, 05/15/2024	103,479
485,000	3.30%, 05/15/2026	511,828
250,000	3.50%, 05/15/2029	268,413
185,000	Lam Research Corp 4.00%, 03/15/2029	204,063
175,000	Microchip Technology Inc 4.33%, 06/01/2023	183,761
	Micron Technology Inc
150,000	4.64%, 02/06/2024	159,501
430,000	4.98%, 02/06/2026	463,176
	Microsoft Corp
85,000	3.30%, 02/06/2027	91,628
30,000	3.70%, 08/08/2046	34,383
135,000	4.25%, 02/06/2047	167,600
590,000	3.95%, 08/08/2056	697,731
300,000	NXP BV / NXP Funding LLC(a) 4.88%, 03/01/2024	325,333
	Oracle Corp
215,000	3.80%, 11/15/2037	236,095
25,000	4.00%, 07/15/2046	27,949
25,000	Qorvo Inc(a)(d) 4.38%, 10/15/2029	25,172
75,000	Rackspace Hosting Inc(a)(d) 8.63%, 11/15/2024	68,993
25,000	Riverbed Technology Inc(a)(d) 8.88%, 03/01/2023	13,500
75,000	RP Crown Parent LLC(a) 7.38%, 10/15/2024	78,000
90,000	salesforce.com Inc 3.25%, 04/11/2023	93,895
25,000	Sophia LP / Sophia Finance Inc(a) 9.00%, 09/30/2023	25,594
75,000	SS&C Technologies Inc(a) 5.50%, 09/30/2027	78,377
Principal Amount		Fair Value
Technology — (continued)
$ 100,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	$ 103,000
		8,809,779
Utilities — 3.11%
125,000	Alabama Power Co 2.45%, 03/30/2022	126,488
190,000	Ameren Corp 3.65%, 02/15/2026	199,651
	American Water Capital Corp
125,000	3.75%, 09/01/2028	135,477
50,000	4.15%, 06/01/2049	57,476
	AmeriGas Partners LP / AmeriGas Finance Corp
50,000	5.88%, 08/20/2026	54,827
25,000	5.75%, 05/20/2027(d)	26,937
450,000	Appalachian Power Co 3.40%, 06/01/2025	468,642
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	89,615
75,000	6.13%, 04/01/2036	103,899
550,000	5.95%, 05/15/2037	757,813
50,000	Calpine Corp(a) 5.25%, 06/01/2026	51,750
150,000	CenterPoint Energy Inc 2.50%, 09/01/2022	151,040
5,000	Cleco Corp Holdings 4.97%, 05/01/2046	5,695
165,000	Commonwealth Edison Co 3.65%, 06/15/2046	178,359
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	359,768
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(g)	199,553
485,000	2.85%, 08/15/2026	489,296
265,000	4.25%, 06/01/2028	293,134
115,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	153,717
75,000	DTE Energy Co 1.50%, 10/01/2019	75,000
128,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	166,025
	Duke Energy Corp
130,000	3.75%, 04/15/2024	137,833
255,000	2.65%, 09/01/2026	256,213
575,000	3.75%, 09/01/2046	593,002
105,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	104,683
145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	158,684
165,000	Duke Energy Progress LLC 3.70%, 10/15/2046	177,389
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	361,455

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	Electricite de France SA(a)(h) 5.63%, Perpetual	$ 518,750
470,000	Emera US Finance LP 4.75%, 06/15/2046	544,323
	Enel Finance International NV(a)
200,000	4.88%, 06/14/2029	227,025
300,000	6.00%, 10/07/2039	374,880
	Evergy Inc
90,000	4.85%, 06/01/2021	93,161
70,000	2.45%, 09/15/2024	69,879
95,000	2.90%, 09/15/2029	94,266
350,000	Eversource Energy 2.90%, 10/01/2024	358,618
110,000	Exelon Corp 2.45%, 04/15/2021	110,456
120,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	141,257
40,000	Fortis Inc 2.10%, 10/04/2021	39,867
	Georgia Power Co
195,000	2.00%, 09/08/2020	194,770
145,000	2.40%, 04/01/2021	145,571
45,000	4.75%, 09/01/2040	52,205
515,000	Gulf Power Co 4.55%, 10/01/2044	597,303
210,000	Kansas City Power & Light Co 4.20%, 03/15/2048	246,106
675,000	National Fuel Gas Co 3.75%, 03/01/2023	693,918
370,000	National Rural Utilities Cooperative Finance Corp(c) 5.25%, 04/20/2046 3-mo. LIBOR + 3.63%	394,789
	NextEra Energy Capital Holdings Inc
185,000	3.15%, 04/01/2024	191,112
250,000	3.55%, 05/01/2027	265,027
	NiSource Inc
135,000	4.38%, 05/15/2047	151,687
300,000	3.95%, 03/30/2048	317,621
	NRG Energy Inc
25,000	7.25%, 05/15/2026	27,381
75,000	6.63%, 01/15/2027	81,251
275,000	Oglethorpe Power Corp 5.05%, 10/01/2048	330,978
60,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	62,322
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	105,960
145,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	148,800
185,000	Puget Energy Inc 3.65%, 05/15/2025	189,850
	Sempra Energy
85,000	2.40%, 02/01/2020	85,005
300,000	3.55%, 06/15/2024	312,826
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	3.40%, 02/01/2028	$ 516,593
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	101,611
90,000	Southern California Edison Co(d) 2.85%, 08/01/2029	90,651
	Southern Co
90,000	2.95%, 07/01/2023	91,862
400,000	3.25%, 07/01/2026	413,265
55,000	4.40%, 07/01/2046	61,426
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	25,094
250,000	TECO Finance Inc 5.15%, 03/15/2020	253,064
25,000	Vistra Energy Corp 5.88%, 06/01/2023	25,538
	Vistra Operations Co LLC(a)
50,000	5.63%, 02/15/2027	52,609
25,000	5.00%, 07/31/2027	25,742
		14,757,840
TOTAL CORPORATE BONDS AND NOTES — 34.10% (Cost $153,045,838)		$161,813,790
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Abu Dhabi Government International Bond(a) 3.13%, 09/30/2049	193,750
	Colombia Government International Bond
200,000	4.38%, 07/12/2021	207,002
500,000	4.50%, 03/15/2029	555,750
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	526,155
60,000	Hungary Government International Bond 6.38%, 03/29/2021	63,666
500,000	Mexico Government International Bond 3.75%, 01/11/2028	515,000
150,000	Republic of Poland Government International Bond 4.00%, 01/22/2024	162,434
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.47% (Cost $2,135,054)		$2,223,757

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.24%
$ 316,367	Angel Oak Mortgage Trust(a)(b) Series 2019-3 Class A1 2.93%, 05/25/2059	$ 318,425
	Angel Oak Mortgage Trust I LLC(a)(b)
	Series 2018-3 Class A1
161,615	3.65%, 09/25/2048	163,456
	Series 2019-2 Class A1
181,587	3.63%, 03/25/2049	184,125
	Arroyo Mortgage Trust(a)(b)
	Series 2018-1 Class A1
208,031	3.76%, 04/25/2048	211,795
	Series 2019-2 Class A1
312,911	3.35%, 04/25/2049	317,603
	Series 2019-3 Class A1
291,380	2.96%, 10/25/2048	293,535
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	377,388
	Series 2019-BN18 Class XA
998,766	1.05%, 05/15/2062(b)	72,707
	Series 2019-BN20 Class XA
1,295,000	0.84%, 09/15/2061(b)	89,210
228,000	BBCMS Mortgage Trust(a)(c) Series 2017-DELC Class A 2.87%, 08/15/2036 1-mo. LIBOR + 0.85%	227,857
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(b)	436,186
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	342,083
	Series 2019-B12 Class XA
999,782	1.21%, 08/15/2052(b)	76,770
259,142	BX Commercial Mortgage Trust(a)(c) Series 2018-IND Class A 2.77%, 11/15/2035 1-mo. LIBOR + 0.75%	259,142
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 3.47%, 12/15/2037 1-mo. LIBOR + 1.45%	100,187
300,000	CD Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	315,632
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	268,706
140,349	CIM Trust(a)(b) Series 2017-7 Class A 3.00%, 04/25/2057	140,812
	Citigroup Commercial Mortgage Trust
	Series 2013-GC11 Class B
2,500,000	3.73%, 04/10/2046(b)	2,579,432
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2015-GC33 Class A4
$ 403,000	3.78%, 09/10/2058	$ 435,662
	Citigroup Mortgage Loan Trust(b)
	Series 2018-RP1 Class A1
87,433	3.00%, 09/25/2064(a)	88,126
	Series 2018-RP2 Class A1
272,802	3.50%, 02/25/2058	279,772
	Series 2018-RP3 Class A1
305,658	3.25%, 03/25/2061(a)	309,661
385,000	COLT Funding LLC(a)(b) Series 2019-4 Class A1 2.58%, 11/25/2049	385,000
	COLT Mortgage Loan Trust(a)(b)
	Series 2018-3 Class A1
304,251	3.69%, 10/26/2048	306,225
	Series 2019-2 Class A1
146,690	3.34%, 05/25/2049	149,212
	Series 2019-3 Class A1
185,420	2.76%, 08/25/2049	186,365
	CSAIL Commercial Mortgage Trust
	Series 2015-C3 Class A4
250,000	3.72%, 08/15/2048	268,186
	Series 2016-C6 Class ASB
335,000	2.96%, 01/15/2049	344,742
	CSMC Trust(a)(b)
	Series 2017-FHA1 Class A1
56,013	3.25%, 04/25/2047	56,264
	Series 2018-RPL9 Class A
292,777	3.85%, 09/25/2057	303,959
12,178,307	DBGS Mortgage Trust(b) Series 2018-C1 Class XA 0.34%, 10/15/2051	202,427
	Deephaven Residential Mortgage Trust(a)(b)
	Series 2017-2A Class A1
27,224	2.45%, 06/25/2047	27,135
	Series 2018-3A Class A1
183,150	3.79%, 08/25/2058	183,981
	Series 2019-2A Class A1
149,938	3.56%, 04/25/2059	151,283
	GS Mortgage Securities Trust(b)
	Series 2013-GC13 Class A5
380,000	4.19%, 07/10/2046	407,411
	Series 2014-GC24 Class B
275,000	4.65%, 09/10/2047	286,696
169,892	Homeward Opportunities Fund I Trust(a)(b) Series 2019-2 Class A1 2.70%, 09/25/2059	169,610
	JPMorgan Commercial Mortgage Securities Trust
	Series 2014-C22 Class A4
249,000	3.80%, 09/15/2047	266,425
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	279,990

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2016-C4 Class ASB
$ 310,000	2.99%, 12/15/2049	$ 319,995
	MetLife Securitization Trust(a)(b)
	Series 2017-1A Class A
72,489	3.00%, 04/25/2055	73,284
	Series 2018-1A Class A
151,606	3.75%, 03/25/2057	158,204
49,692	MFA Trust(a)(b) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	49,375
277,874	Mill City Mortgage Loan Trust(a)(b) Series 2019-1 Class A1 3.25%, 10/25/2069	284,535
320,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13 Class A4 4.04%, 11/15/2046	342,526
600,000	Morgan Stanley Capital I Trust Series 2016-UB12 Class A4 3.60%, 12/15/2049	645,986
	MTRO Commercial Mortgage Trust(a)(c)
	Series 2019-TECH Class B
100,000	3.12%, 12/15/2033 1-mo. LIBOR + 1.10%	100,062
	Series 2019-TECH Class C
100,000	3.32%, 12/15/2033 1-mo. LIBOR + 1.30%	100,063
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
68,977	3.75%, 05/28/2052(b)	71,092
	Series 2017-2A Class A3
166,011	4.00%, 03/25/2057(b)	172,897
	Series 2017-3A Class A1
267,502	4.00%, 04/25/2057(b)	277,158
	Series 2017-4A Class A1
110,324	4.00%, 05/25/2057(b)	115,075
	Series 2017-5A Class A1
118,613	3.52%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	120,351
	Series 2017-6A Class A1
158,112	4.00%, 08/27/2057(b)	164,800
	Series 2018-1A Class A1A
274,455	4.00%, 12/25/2057(b)	284,654
	Series 2018-2A Class A1
192,842	4.50%, 02/25/2058(b)	201,632
	Series 2018-4A Class A1S
238,623	2.77%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	237,915
	Series 2019-3A Class A1A
323,605	3.75%, 11/25/2058(b)	336,734
	Series 2019-NQM2 Class A1
136,191	3.60%, 04/25/2049(b)	137,950
	Series 2019-NQM3 Class A1
320,944	2.80%, 07/25/2049(b)	321,611
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-NQM4 Class A1
$ 150,000	2.49%, 09/25/2059(b)	$ 150,034
74,562	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	79,657
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,529,130
	Verus Securitization Trust(a)(b)
	Series 2018-INV2 Class A1FX
272,511	4.15%, 10/25/2058	277,735
	Series 2019-2 Class A1
152,974	3.21%, 04/25/2059	154,433
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	154,018
	Series 2015-NXS3 Class A4
370,000	3.62%, 09/15/2057	396,527
		20,120,616
U.S. Government Agency — 29.40%
191,682	Fannie Mae Interest Strip Series 415 Class A3 3.00%, 11/25/2042	197,369
	Federal Home Loan Mortgage Corp
3,200,000	3.00%, TBA	3,250,500
4,119	4.00%, 12/01/2020	4,282
1,201	4.50%, 04/01/2021	1,237
2,507	6.00%, 05/01/2021	2,516
4,543	4.50%, 07/01/2021	4,678
3,617	5.00%, 03/01/2022	3,740
619,749	3.00%, 09/01/2027	637,206
9,046	6.00%, 11/01/2033	10,405
9,227	6.00%, 04/01/2035	10,200
26,575	4.50%, 05/01/2035	28,781
90,510	5.50%, 08/01/2035	101,713
49,302	4.50%, 11/01/2035	52,835
4,811	6.50%, 02/01/2036	5,360
15,192	4.50%, 03/01/2036	16,450
16,373	6.00%, 03/01/2036	18,846
14,980	5.50%, 06/01/2036	16,186
34,901	5.50%, 08/01/2036	39,397
4,750	6.00%, 08/01/2037	5,339
22,295	7.00%, 08/01/2037	24,319
79,854	5.00%, 04/01/2038	88,032
242,557	5.50%, 05/01/2038	273,442
158,365	4.50%, 03/01/2039	171,384
180,217	4.50%, 05/01/2039	195,133
159,084	4.00%, 09/01/2040	169,942
388,076	5.00%, 09/01/2040	428,329
41,484	4.00%, 09/01/2043	44,331
1,484,258	4.00%, 03/01/2044	1,573,047
490,088	4.50%, 04/01/2044	527,314

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 923,722	4.50%, 12/01/2044	$ 993,232
756,922	3.00%, 02/01/2047	775,267
1,606,813	3.00%, 03/01/2047	1,644,151
2,906,279	4.00%, 10/01/2047	3,044,758
1,080,567	4.00%, 11/01/2047	1,133,181
2,285,295	3.50%, 10/01/2048	2,353,466
1,664,986	4.00%, 05/01/2049	1,726,076
531,487	4.50%, 05/01/2049	559,534
3,154,305	3.50%, 08/01/2049	3,254,435
3,157,780	3.50%, 09/01/2049	3,245,145
3,200,000	3.00%, 10/01/2049	3,249,536
190,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K068 Class A2 3.24%, 08/25/2027	205,023
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
44,746	3.00%, 05/15/2041	46,290
	Series 4139 Class PA
244,612	2.50%, 11/15/2041	248,004
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c)
	Series 2014-DN1 Class M3
110,000	6.52%, 02/25/2024 1-mo. LIBOR + 4.50%	119,611
	Series 2014-DN2 Class M2
96,149	3.67%, 04/25/2024 1-mo. LIBOR + 1.65%	96,453
	Series 2014-DN2 Class M3
165,000	5.62%, 04/25/2024 1-mo. LIBOR + 3.60%	175,027
	Federal National Mortgage Association
701,711	4.00%, 07/01/2026	733,322
922,353	3.50%, 01/01/2031	959,757
160,000	3.09%, 07/01/2032	171,374
385,000	3.10%, 07/01/2032	413,081
1,506,606	3.50%, 05/01/2033	1,573,816
222,338	3.19%, 07/01/2033	240,172
12,763	4.50%, 08/01/2035	13,821
25,107	6.00%, 02/01/2036	28,734
85,580	5.50%, 03/01/2036	96,546
55,867	6.50%, 06/01/2036	62,696
70,959	6.00%, 02/01/2037	78,607
60,445	6.00%, 03/01/2037	69,490
268	6.50%, 04/01/2037	299
59,478	6.00%, 08/01/2037	68,179
27,229	6.50%, 08/01/2037	30,549
950,014	4.00%, 02/01/2041	1,014,965
5,559,527	4.50%, 02/01/2041	6,022,080
502,900	4.00%, 10/01/2041	537,100
881,497	4.00%, 01/01/2045	931,464
682,622	3.50%, 08/01/2045	711,158
1,122,598	4.00%, 10/01/2046	1,180,683
1,463,731	3.50%, 01/01/2047	1,515,379
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 529,189	4.50%, 02/01/2047	$ 561,289
6,104,154	4.00%, 06/01/2047	6,401,168
3,789,677	4.50%, 11/01/2047	4,004,504
5,130,404	3.50%, 12/01/2047	5,298,526
1,996,221	4.50%, 04/01/2048	2,108,503
1,170,148	4.00%, 02/01/2049	1,219,943
1,370,483	4.00%, 04/01/2049	1,421,032
563,155	4.50%, 05/01/2049	593,413
617,702	3.00%, 06/01/2049	627,264
7,236,846	3.50%, 07/01/2049	7,443,209
6,761,462	3.50%, 09/01/2049	6,948,449
	Series 2019-41 Class AC
192,053	2.50%, 03/25/2053	193,052
	Series 2019-45 Class PT
250,238	3.00%, 08/25/2049	257,457
	Federal National Mortgage Association Connecticut Avenue Securities(c)
	Series 2014-C02 Class 1M2
413,351	4.62%, 05/25/2024 1-mo. LIBOR + 2.60%	430,985
	Series 2014-C03 Class 1M2
404,466	5.02%, 07/25/2024 1-mo. LIBOR + 3.00%	424,663
	Series 2018-C04 Class 2M1
113,339	2.77%, 12/25/2030 1-mo. LIBOR + 0.75%	113,382
	Series 2018-C05 Class 1M1
120,748	2.74%, 01/25/2031 1-mo. LIBOR + 0.72%	120,795
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-18 Class GA
114,667	2.00%, 12/25/2041	114,030
	Series 2012-21 Class PQ
59,162	2.00%, 09/25/2041	58,848
	Series 2012-52 Class PA
68,109	3.50%, 05/25/2042	71,289
	Series 2012-75 Class KC
117,713	2.50%, 12/25/2041	119,013
	Series 2015-48 Class QB
105,309	3.00%, 02/25/2043	107,737
	Series 2016-11 Class GA
103,562	2.50%, 03/25/2046	104,677
	Series 2016-38 Class NA
42,259	3.00%, 01/25/2046	43,606
	Series 2017-26 Class CG
169,443	3.50%, 07/25/2044	177,418
	Series 2017-34 Class JK
89,725	3.00%, 05/25/2047	92,234
	Series 2017-35 Class AH
194,769	3.50%, 04/25/2053	200,469
	Series 2017-49 Class JA
153,318	4.00%, 07/25/2053	159,862
	Series 2017-72 Class B
98,203	3.00%, 09/25/2047	101,056

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2017-72 Class CD
$ 100,826	3.00%, 09/25/2047	$ 103,760
	Series 2017-84 Class KA
118,126	3.50%, 04/25/2053	121,293
	Series 2017-A6 Class A6
175,682	3.00%, 12/25/2054	180,835
	Series 2018-19 Class DC
84,517	3.50%, 05/25/2056	89,076
	Series 2018-23 Class LA
92,834	3.50%, 04/25/2048	97,329
	Series 2018-38 Class PC
168,638	3.50%, 03/25/2045	172,276
	Series 2018-70 Class HA
167,618	3.50%, 10/25/2056	176,946
	Series 2018-72 Class BA
213,223	3.50%, 07/25/2054	221,079
	Series 2018-77 Class PA
88,685	3.50%, 02/25/2048	92,066
	Series 2018-80 Class GD
190,863	3.50%, 12/25/2047	197,604
	Series 2019-12 Class HA
170,905	3.50%, 11/25/2057	180,321
	Series 2019-14 Class CA
160,850	3.50%, 04/25/2049	169,675
	Series 2019-15 Class AB
162,780	3.50%, 05/25/2053	171,353
	Series 2019-21 Class BD
178,216	3.00%, 09/25/2057	184,733
	Series 2019-22 Class BA
172,042	3.50%, 12/25/2058	181,708
	Series 2019-28 Class JA
159,284	3.50%, 06/25/2059	169,252
	Series 2019-7 Class CA
159,596	3.50%, 11/25/2057	168,404
	Series 2019-7 Class JA
157,708	3.50%, 03/25/2049	164,596
	Government National Mortgage Association
8,600,000	3.00%, TBA	8,825,918
4,200,000	3.50%, TBA	4,351,758
2,400,000	4.50%, TBA	2,508,375
460,040	4.00%, 02/20/2045	489,334
244,084	4.50%, 01/20/2046	260,767
3,799,963	4.00%, 07/20/2049	3,962,913
	Series 2013-37 Class LG
173,539	2.00%, 01/20/2042	172,151
	Uniform Mortgage-Backed Security(i)
3,700,000	2.50%, TBA	3,731,869
14,266,111	3.00%, TBA	14,518,250
6,300,000	3.50%, TBA	6,516,070
2,800,000	4.00%, TBA	2,905,875
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,600,000	4.50%, TBA	$ 1,684,875
		139,513,108
TOTAL MORTGAGE-BACKED SECURITIES — 33.64% (Cost $158,126,896)		$159,633,724
MUNICIPAL BONDS AND NOTES
355,000	Philadelphia Authority for Industrial Development 6.55%, 10/15/2028	452,355
	Regents of the University of California Medical Center Pooled Revenue
115,000	6.55%,05/15/2048	173,738
20,000	6.58%,05/15/2049	30,108
130,000	State of California 7.30%, 10/01/2039	203,471
TOTAL MUNICIPAL BONDS AND NOTES — 0.18% (Cost $834,903)		$859,672
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
635,000	0.63%, 01/15/2026	703,457
7,371,000	0.38%, 07/15/2027	7,861,152
3,200,000	0.50%, 01/15/2028	3,409,060
1,465,000	0.88%, 01/15/2029	1,584,916
1,000,000	0.75%, 02/15/2045	1,145,712
120,000	1.00%, 02/15/2049	138,450
	United States Treasury Note/Bond
1,600,000	1.75%, 07/31/2021(d)	1,602,188
600,000	8.13%, 08/15/2021(d)(j)(k)	670,711
10,885,000	1.88%, 04/30/2022	10,958,559
100,000	2.13%, 05/15/2022	101,309
5,600,000	1.50%, 09/15/2022(d)	5,589,719
900,000	1.75%, 05/15/2023	905,309
1,185,000	2.25%, 01/31/2024	1,218,698
7,580,000	2.38%, 08/15/2024	7,864,250
5,000,000	1.25%, 08/31/2024(d)	4,930,664
3,127,000	2.00%, 02/15/2025	3,193,204
1,305,000	3.00%, 10/31/2025	1,409,859
2,000,000	2.13%, 05/31/2026	2,063,672
830,000	1.88%, 07/31/2026	843,682
4,000,000	1.38%, 08/31/2026	3,935,781
575,000	2.25%, 08/15/2027	601,145
1,235,000	2.88%, 08/15/2028	1,358,162
7,405,000	3.13%, 11/15/2028(k)	8,315,584
8,075,000	2.63%, 02/15/2029	8,741,818
2,600,000	2.38%, 05/15/2029	2,761,789
785,000	4.63%, 02/15/2040	1,136,993
1,800,000	4.75%, 02/15/2041	2,662,875
1,675,000	3.13%, 02/15/2043	1,999,073
350,000	3.63%, 08/15/2043	451,719

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 1,240,000	3.75%, 11/15/2043	$ 1,632,198
1,125,000	3.63%, 02/15/2044	1,455,381
610,000	3.13%, 08/15/2044	731,428
3,900,000	3.00%, 11/15/2044	4,584,176
5,800,000	2.50%, 02/15/2045	6,245,875
2,445,000	2.88%, 08/15/2045	2,819,582
1,980,000	3.00%, 11/15/2045	2,337,173
2,500,000	2.50%, 02/15/2046	2,693,652
260,000	2.50%, 05/15/2046	280,231
1,620,000	2.25%, 08/15/2046	1,662,525
2,296,000	2.88%, 11/15/2046	2,658,696
1,500,000	3.00%, 02/15/2047	1,779,492
2,155,000	2.75%, 08/15/2047	2,441,043
1,800,000	2.75%, 11/15/2047	2,040,398
2,305,000	3.00%, 02/15/2048	2,738,988
3,230,000	3.00%, 02/15/2049	3,854,298
2,160,000	2.88%, 05/15/2049	2,521,294
510,000	2.25%, 08/15/2049	525,041
TOTAL U.S. TREASURY BONDS AND NOTES — 27.64% (Cost $122,825,812)		$131,160,981
Shares
COMMON STOCK
Basic Materials — 0.00%(l)
1,020	Hexion Holdings Corp Class B(m)	11,475
Communications — 0.00%(l)
791	iHeartMedia Inc Class A(m)	11,865
TOTAL COMMON STOCK — 0.00% (Cost $93,666)		$23,340
INVESTMENT COMPANIES
949,573	Federated Emerging Markets Core Fund(n)(o)	9,448,249
1,410,470	Federated Project Trade and Finance Fund(n)(o)	12,694,229
TOTAL INVESMENT COMPANIES — 4.67% (Cost $22,029,128)		$22,142,478
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 1.25%
1,400,000	Banco Santander SA 2.15%, 10/15/2019	1,398,763
1,300,000	CPPIB Capital Inc 2.12%, 10/28/2019	1,297,893
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 750,000	Fairway Finance Co LLC(a) 2.11%, 11/04/2019	$ 750,000
1,200,000	Societe Generale(p) 0.00%, 02/24/2020	1,200,768
1,300,000	Thunder Bay Funding Inc 2.08%, 11/20/2019	1,296,238
		5,943,662
U.S. Government Agency Bonds and Notes — 7.96%
37,800,000	Federal Home Loan Bank 1.52%, 10/01/2019	37,800,000
Repurchase Agreements — 3.09%
3,484,844	Repurchase agreement (principal amount/value $3,486,670 with a maturity value of $3,486,898) with Deutsche Bank Securities Inc, 2.35%, dated 9/30/19 to be repurchased at $3,484,844 on 10/1/19 collateralized by U.S. Treasury securities, 1.63% - 2.75%, 9/30/20 - 6/30/21, with a value of $3,556,404.(q)	3,484,844
982,971	Undivided interest of 10.74% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $982,971 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 5.00%, 8/31/21 - 10/1/49, with a value of $9,347,857.(q)	982,971
2,501,873	Undivided interest of 20.62% in a repurchase agreement (principal amount/value $12,149,039 with a maturity value of $12,149,822) with Bank of America Securities Inc, 2.32%, dated 9/30/19 to be repurchased at $2,501,873 on 10/1/19 collateralized by various U.S. Government Agency securities, 1.13% - 5.00%, 8/31/21 - 10/1/49, with a value of $12,392,020.(q)	2,501,873

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 721,656	Undivided interest of 26.37% in a repurchase agreement (principal amount/value $2,740,191 with a maturity value of $2,740,370) with HSBC Securities (USA) Inc, 2.35%, dated 9/30/19 to be repurchased at $721,656 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.88%, 8/31/20 - 9/9/49, with a value of $2,794,995.(q)	$ 721,656
3,484,844	Undivided interest of 5.15% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $3,484,844 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(q)	3,484,844
3,484,844	Undivided interest of 5.96% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $3,484,844 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(q)	3,484,844
		14,661,032
Certificate of Deposit — 0.13%
600,000	Skandinaviska Enskilda Banken AB(c) 2.10%, 11/04/2019	599,984
TOTAL SHORT TERM INVESTMENTS — 12.43% (Cost $59,004,678)		$59,004,678
TOTAL INVESTMENTS — 116.06% (Cost $531,915,251)		$550,766,968
OTHER ASSETS & LIABILITIES, NET — (16.06)%		$(76,208,269)
TOTAL NET ASSETS — 100.00%		$474,558,699
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
(d)	All or a portion of the security is on loan at September 30, 2019.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Security in default.
(g)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2019. Maturity date disclosed represents final maturity date.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(k)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(l)	Represents less than 0.005% of net assets.
(m)	Non-income producing security.
(n)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(o)	Restricted security; further details of these securities are included in a subsequent table.
(p)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(q)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At September 30, 2019, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies(a)
Federated Emerging Markets Core Fund	07/01/2017-06/01/2019	$9,113,058	$9,448,249	1.99%
Federated Project Trade and Finance Fund	06/01/2017-09/01/2019	12,916,070	12,694,229	2.68
		$22,029,128	$22,142,478	4.67%
(a)See Notes to Schedule of Investments regarding restriction information.
At September 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Short Futures	143	USD	18,634,688	December 2019	$150,925
U.S. 2 Year Treasury Note Long Futures	175	USD	37,712,500	December 2019	(114,570)
U.S. 2 Year Treasury Note Short Futures	12		2,586,000	December 2019	(3,710)
U.S. 5 Year Treasury Note Long Futures	145	USD	17,276,523	December 2019	(110,321)
U.S. 5 Year Treasury Note Short Futures	28		3,336,156	December 2019	(438)
U.S. Long Bond Long Futures	6	USD	973,875	December 2019	19,313
U.S. Ultra 10 Year Treasury Note Short Futures	68	USD	9,683,625	December 2019	100,738
U.S. Ultra Long Term Treasury Bond Long Futures	2		383,813	December 2019	6,313
U.S. Ultra Long Term Treasury Bond Short Futures	92	USD	17,655,375	December 2019	206,250
				Net Appreciation	$254,500
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
At September 30, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	CAD	709,929	USD	535,000	November 29, 2019	$1,307
BA	USD	449,308	EUR	400,000	November 29, 2019	11,428
BB	AUD	1,050,000	USD	732,329	November 29, 2019	(22,236)
BB	NOK	6,600,000	USD	763,000	November 29, 2019	(36,958)
BB	NZD	1,125,000	USD	750,972	November 29, 2019	(45,448)
JPM	EUR	400,000	USD	449,520	November 29, 2019	(11,640)
					Net Depreciation	$(103,547)
At September 30, 2019, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.33 Index	$5,875,000	$116,262	$119,164	1.00	December 20, 2024	$(2,902)	Sell	Quarterly
					Net Depreciation	$(2,902)
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At September 30, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.36%	3-mo. LIBOR	5,425,000	April 09, 2024	$(200,954)	Quarterly
Receive	1.53%	3-mo. LIBOR	2,565,000	April 09, 2024	(2,376)	Quarterly
Receive	2.75%	3-mo. LIBOR	440,000	December 20, 2047	(93,869)	Quarterly
				Net Depreciation	$(297,199)
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
JPM	JP Morgan Chase & Co
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Investment Companies	Net asset value of underlying fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

September 30, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$13,904,548	$—	$13,904,548
Corporate Bonds and Notes	—	161,813,790	—	161,813,790
Foreign Government Bonds and Notes	—	2,223,757	—	2,223,757
Mortgage-Backed Securities	—	159,633,724	—	159,633,724
Municipal Bonds and Notes	—	859,672	—	859,672
U.S. Treasury Bonds and Notes	—	131,160,981	—	131,160,981
Common Stock	23,340	—	—	23,340
Investment Companies(a)	—	—	—	22,142,478
Short Term Investments	—	59,004,678	—	59,004,678
Total investments, at fair value:	23,340	528,601,150	0	550,766,968
Other Financial Investments:
Forward Foreign Currency Contracts(b)	—	12,735	—	12,735
Futures Contracts(b)	483,539	—	—	483,539
Total Assets	$506,879	$528,613,885	$0	$551,263,242
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(b)	—	(116,282)	—	(116,282)
Credit Default Swaps(b)	—	(2,902)	—	(2,902)
Futures Contracts(b)	$(229,039)	$—	$—	$(229,039)
Interest Rate Swaps(b)	—	(297,199)	—	(297,199)
Total Liabilities	$(229,039)	$(416,383)	$0	$(645,422)
(a)	As permitted by U.S. GAAP, investment companies valued at $22,142,478 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column.
(b)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts, and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federated Emerging Markets Core Fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.
Federated Project and Trade Finance Fund is an extended payment fund only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the 1933 Act, and that are also qualified purchasers as defined in Section 2(a)(51) of the 1940 Act. This Fund is not a mutual fund and therefore, there are only limited opportunities to redeem fund shares. Upon receiving a redemption request, the Fund has up to thirty-one days to make payment to the shareholder.

September 30, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 105 futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $2,943,829 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $3,503,300 in credit default swaps for the reporting period.

September 30, 2019

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $5,059,600 in interest rate swaps for the reporting period.
Transactions with Affiliates
The following table is a summary of the transactions for each underlying investment during the period ended September 30, 2019, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 09/30/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2019	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	949,573	$11,562,491	$5,208,520	$8,644,946	$(264,946)	$1,322,184	$513,676	$9,448,249	1.99%
Federated Project Trade and Finance Fund	1,410,470	13,705,179	1,083,104	2,040,530	(40,530)	(53,524)	471,660	12,694,229	2.68
					(305,476)	1,268,660	985,336	22,142,478	4.67
				Total	$(305,476)	$1,268,660	$985,336	$22,142,478	4.67%

September 30, 2019